Fair Value Measurements - Schedule of Financial Instruments Measured at Fair Value (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Embedded derivative liabilities		$ 786
Total liabilities	$ 95,342	6,880
Convertible Preferred Stock Warrant
Liabilities
Fair value of warrants	95,342	6,094
Money market fund
Cash equivalents:
Cash equivalents	67	67
Level 1 | Money market fund
Cash equivalents:
Cash equivalents	67	67
Level 3
Liabilities
Embedded derivative liabilities		786
Total liabilities	95,342	6,880
Level 3 | Convertible Preferred Stock Warrant
Liabilities
Fair value of warrants	$ 95,342	$ 6,094